Condensed Consolidated Statements of Cash Flows (Parenthetical) (Successor, USD $)	3 Months Ended
Dec. 31, 2011
Successor
Value of Warrants to purchase common stock	$ 364,428
Value of Warrants to purchase common stock, per share	$ 0.01